Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

12. Subsequent Events

Asset Purchase Agreement

Ainos KY and the Company entered into an Asset Purchase Agreement dated as of November 18, 2021 as modified by an Amended and Restated Asset Purchase Agreement dated as of January 29, 2022 (the “Asset Purchase Agreement”). Pursuant to the Asset Purchase Agreement, the Company acquired certain intellectual property assets (the “IP Assets”) and certain manufacturing, testing, and office equipment (the “Equipment”) for a total purchase price of $26,000,000.

Pursuant to the Asset Purchase Agreement, the Company agreed to hire certain employees of Ainos KY (the “Employees”) who are responsible for research and development of the IP Assets and/or Equipment on terms at least equal to the compensation arrangements undertaken by Ainos KY. From and after the closing, we will have no responsibility, duty or liability with respect to any employee benefit plans of Ainos KY.

As payment of the purchase price, we issued to Ainos KY a Convertible Promissory Note in the principal amount of $26,000,000 (the “Convertible Note”) upon closing on January 30, 2022.

The principal sum of the Convertible Note is payable in cash on January 30, 2027, although we may prepay the Convertible Note in whole or in part without penalty. The Convertible Note is noninterest bearing. If not earlier repaid, the Convertible Note will be converted into shares of our common stock or such other securities or property for which the Convertible Note may become convertible, immediately prior to the closing of any public offering of our common stock as a result of which our common stock will be listed on a U.S. stock exchange. The conversion price, subject to certain adjustments, will be 80% of the initial public offering price of the offering.

On March 11, 2022, the Board approved a Non-Convertible Note dated March 4, 2022 in favor of Ainos KY with a principal amount of $800,000, interest of 1.85% per annum on unpaid principal and accrued interest, and a maturity date of February 28, 2023. The Note includes standard provisions for notice, default, and remedies for default. Ainos KY is the Company’s majority and controlling shareholder.

On March 17, 2022, we executed a Promissory Note Extension with Ainos KY dated March 17, 2022. Pursuant to the Agreement, the due dates for certain convertible notes enumerated as #12.21 to #24.21 issued by the Company to Ainos KY was extended to February 28, 2023. As of December 31, 2021 the total unpaid principal amount of $3,000,000, along with $9,507 in accrued interest were owed and outstanding to Ainos KY.